Long-Term Investments	12 Months Ended
Dec. 31, 2022
Long-term Investments [Abstract]
Long-Term Investments
10 .	Long-Term Investments

	Equity securities
	without readily
	determinable	Equity
	fair value	Method	Total
	RMB	RMB	RMB
Balances at January 1, 2020	3,873	861	4,734
Share of results of equity method investee	—	(15)	(15)
Disposal	(1,000)	(846)	(1,846)
Foreign currency translation adjustment	(132)	—	(132)

Balances at December 31, 2020	2,741	—	2,741

Additions	9,900	—	9,900
Impairment	(784)	—	(784)
Foreign currency translation adjustment	(45)	—	(45)

Balances at December 31, 2021	11,812	—	11,812

Foreign currency translation adjustment	157	—	157

Balances at December 31, 2022	11,969	—	11,969

Equity Securities Without Readily Determinable Fair Value
In 2021, the Group invested less than 5% equity interest in certain preferred shares of a private company. The investment contains various right, including redemption right
 and a liquidation preference. As this investment was neither debt security nor in-substance
common stock, they were accounted as an equity securities without readily determinable fair values, were accounted for under the measurement alternative and were measured at cost, less impairment, subject to upward and downward adjustments resulting from observable price changes for identical or similar investments of the same issuer. No observable price changes were noted during the years ended December 31, 2021 and 2022.